Common Stock And Capital Surplus (Changes In Number Of Issued Shares Of Common Stock) (Detail) (Common Stock [Member])	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Common Stock [Member]
Class of Stock [Line Items]
Balance at beginning of fiscal year	14,154,534,220	14,150,894,620	14,148,414,920
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	4,051,500	3,639,600	2,479,700
Balance at end of fiscal year	14,158,585,720	14,154,534,220	14,150,894,620